Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained/(Deficit)	Total
Beginning balance, value at Dec. 31, 2009	$ 288,859	$ 1,907,473	$ (4,501,027)	$ (2,304,695)
Beginning balance, shares at Dec. 31, 2009	28,885,900
Issuance of common shares to officer for services, value				0
Net income (loss)			34,223	34,223
Ending balance, value at Dec. 31, 2010	288,859	1,907,473	(4,466,804)	(2,270,472)
Ending balance, shares at Dec. 31, 2010	28,885,900
Issuance of common shares to officer for services, value	150,000	600,000		750,000
Issuance of common shares to officer for services, shares	15,000,000
Net income (loss)			(785,310)	(785,310)
Ending balance, value at Dec. 31, 2011	$ 438,859	$ 2,507,473	$ (5,252,114)	$ (2,305,782)
Ending balance, shares at Dec. 31, 2011	43,885,900